Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Schedule of property, equipment and leasehold improvement

Electronic equipment	3 years
Furniture and office equipment	5 years
Vehicles	4 years
Leasehold improvement	shorter of expected lives of leasehold improvement and lease term

Schedule of amortization of finite-lived intangible assets

Copyright	1-3 years
Software	1-5 years
Trademark and others	3-5 years

Summary of the revenue by type of service provided by the Group

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Audio entertainment	1,481,120	2,101,475	2,174,314
Podcast, advertising and others	21,788	18,039	10,952
Total	1,502,908	2,119,514	2,185,266

Advertising and promotional service providers
Significant Accounting Policies
Schedule of advertising and promotional service providers

	For the year ended December 31,
	2020	2021	2022
Total number of advertising and promotional service providers	203	198	182
Number of service providers that each accounted for 10% or more of the Group’s advertising and promotional expenses	3	2	2
Total percentage of the Group’s advertising and promotional expenses that were paid to these service providers who each accounted for 10% or more of the Group’s advertising and promotional service expenses	38.1%	44.9%	35.7%

Major customers for advertising business
Significant Accounting Policies
Schedule of advertising and promotional service providers

	December 31,	December 31,
	2021	2022
Customer A	87.3%	71.6%
Customer B	—	27.8%